Exceptional items	3 Months Ended
Mar. 31, 2025
Analysis of income and expense [abstract]
Exceptional items	Exceptional items

	For the three months ended March 31,
	2025	2024
	€m	€m
Business transformation program (1)	11.0	20.5
Organizational streamlining program (2)	6.1	—
Settlement of legacy matters (3)	—	3.0
Total exceptional items	17.1	23.5

We do not consider these items to be indicative of our ongoing operating performance, allowing investors and management to assess operating performance on a consistent basis.

(1)    Business transformation program
In 2020, the Company launched the first phase of a multi-year, enterprise-wide transformation and optimization program which continues to progress in the current year. Over the next few years, additional transformation phases will be implemented. Progress of the project is ongoing and there remain certain phases to be implemented which are expected to extend beyond 2026. The program aims to standardize, simplify and automate end-to-end business processes. This will enable key decision making and analytical capability, building a platform and organization to support future growth and provide better value for shareholders. Execution of the business transformation program includes the evaluation and implementation of a new ERP system.
Expenses incurred to date consist of restructuring, severance and transformational project costs, including business technology transformation initiative costs and related professional fees.

(2)    Organizational streamlining program

In 2025, the Company is executing an enterprise-wide restructuring program relating to non-factory operations. The program aims to significantly reduce operational expense through an optimization of the organizational structure. Expenses consist primarily of severance costs. The program is expected to be completed in 2026.

(3)    Settlement of legacy matters
A net expense has been recognized associated with the release of acquired provisions relating to periods prior to acquisition by the Company and other gains or charges associated with items that were originally recognized as exceptional.

Tax impact of exceptional items
The tax impact of the exceptional items for the three months ended March 31, 2025 amounted to a credit of €4.1 million (2024: €5.7 million).
Cash flow impact of exceptional items
Included in the Condensed Consolidated Interim Statements of Cash Flows for the three months ended March 31, 2025 is €14.4 million (2024: €24.0 million) of cash outflows relating to exceptional items. This includes cash flows related to the above items in addition to the cash impact of the settlement of provisions brought forward from previous accounting periods.